UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)                        (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2004
                                            -----------------


                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.





________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                                  140 Broadway
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Mid-Cap Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective. Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the Fund is also subject to the following risks: mid-cap securities risk and short term investment risks. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[BAR CHART HERE]

                    Asset Allocation as of November 30, 2004

     Industry                                              Market Value
     --------                                              ------------

Aerospace / Defense - 3.24%                                $    409,310
Banks - 8.85%                                                 1,116,300
Beverages - 3.01%                                               379,950
Biotechnology - 3.16%                                           399,000
Chemicals - 2.81%                                               354,900
Computers - 5.81%                                               733,460
Electric - 6.25%                                                789,000
Electronics - 10.90%                                          1,376,445
Forest Products & Paper - 2.30%                                 290,400
Healthcare - Products - 3.04%                                   384,053
Healthcare - Services - 3.12%                                   393,750
Household Products - 2.70%                                   340,228.00
Insurance - 2.73%                                               345,150
Machinery - Diversified - 1.37%                                 172,152
Mining - 2.81%                                                  354,915
Miscellaneous - Manufacturing - 3.17%                           400,200
Oil & Gas - 12.40%                                            1,565,519
Packaging & Containers - 3.04%                                  384,192
Pharmaceuticals - 2.32%                                         292,688
Semiconductors - 5.06%                                          638,940
Software - 2.50%                                                315,630
Transportation - 2.96%                                          374,000
Water - 2.44%                                                   308,360
Investment Company - 2.67%                                      336,811

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                        140 BROADWAY NEW YORK, N.Y. 10005

INVESTMENT ADVISORS                                          TEL.: (212)320-2000
                                January 27, 2005             FAX:  (212 320-2040


Dear Fellow Shareholders:

During the first three quarters of 2004 most Americans were focused on election year politics and the actions of U.S. military forces in Iraq. Continued polarization of the electorate generated some apprehension that a repeat of the Bush v. Gore stalemate was possible. Thankfully, the country was spared the tension associated with courtroom battles over hanging chads and a clear majority of votes was established without significant controversy.

At the same time, most equity and fixed income markets moved sideways as they too awaited resolution of the Presidential election and confirmation of our Middle East policies. After the election of President Bush, markets advanced dramatically during the 4th quarter of 2004 likely reflecting optimism that continuity of tax policies and foreign policies was ensured.

However, global headlines did not improve much in 2004 as terrorists continued to attack innocent people in Spain and kidnappings in Iraq ended with haunting images of barbaric executions. Although military progress by U.S. troops was evident in Iraq during the past year, the consensus of those reporting from Iraq is that a long term commitment will be necessary to achieve stability and avoid a civil war.

We remain optimistic that 2005 will bring better news from the Middle East as national elections are held in Iraq and the U.S. military continues to eliminate threats to the Iraqi government. At home, most companies continue to enjoy the low interest rate/low inflation climate which should again yield strong corporate profits in 2005.

Recent Market Strategy
----------------------

The Capital Management Mid-Cap Fund continued to be positioned for recovery in the U.S. economy in 2004, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 Total Return Index due to our selective investment strategy, both the Russell Mid-Cap Value Index and the S&P 400 Mid Cap Index outperformed the Capital Management Mid-Cap Fund primarily due to these mid-cap indices' greater weighting in financial stocks during the Capital Management Mid-Cap Fund's fiscal year ended November 30, 2004.

Economic Outlook
----------------

During the 4th quarter of 2004 the U.S. economy moved forward as President Bush was reelected, the dollar declined dramatically, and oil prices moderated. These three factors provided a positive backdrop for a series of favorable economic data points regarding job growth, inflation and corporate profits. All of this good news allowed forecasters to construct economic models that called for an improvement in capital spending and a resurgence of industrial growth in the United States.

However, the U.S. economy has just begun to carry the weight of higher interest rates, stubbornly high energy costs and the prospect of increased inflation. We believe the true strength of the economy will soon be revealed as the stimulative impact of tax relief and tax rebates aimed at the consumer begin to wear off and a less accommodative Federal Reserve begins to raise interest rates to thwart inflation and bolster the dollar. We also believe that continued growth in the U.S. economy will depend on increased capital spending by companies that must hire workers to produce goods and services and the subsequent consumer spending associated with job creation.

Because interest rates have fallen steadily and remained relatively low for a considerable period of time, most companies have enjoyed the ability to reduce indebtedness and, simultaneously, increase profits. But corporate managers, as well as investors, must now reconcile the fact that interest rates must rise to keep inflation in check and the economy will cool. We believe that the easy money/weak dollar period that started in 2002 will end in 2005 and corporate profits will be harder to achieve. As a result, we believe that companies with sound balance sheets and strong management will distinguish themselves from the pretenders during the coming year and that investors should be prepared for dramatically conflicting economic signals as deflationary pressures subside and inflation begins to reemerge.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2004. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2005. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will probably grow at a 3% rate during 2005, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the U.S. economy.

                                                 /s/ Joseph A. Zock
                                                 Joseph A. Zock
                                                 President
                                                 Capital Management Associates

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2004
--------------------------------------------------------------------------------
                Capital Management
                   Mid-Cap Fund          Russell Mid-Cap          S&P 500 Total
               Institutional Shares         Value Index           Return Index
--------------------------------------------------------------------------------
    01/27/95        $250,000                 $250,000              $250,000
    05/31/95         280,704                  284,197               286,433
    11/30/95         307,511                  324,526               329,083
    05/31/96         338,926                  352,682               367,883
    11/30/96         367,685                  396,192               420,773
    05/31/97         414,220                  435,626               476,098
    11/30/97         492,411                  510,608               540,753
    05/31/98         511,975                  566,332               622,190
    11/30/98         438,528                  540,660               668,702
    05/31/99         509,967                  593,328               753,011
    11/30/99         519,246                  541,958               808,433
    05/31/00         624,227                  574,035               831,908
    11/30/00         586,162                  609,444               774,321
   5/31/2001         620,697                  694,111               744,113
  11/30/2001         583,734                  651,613               679,671
   5/31/2002         648,508                  730,637               641,069
  11/30/2002         545,868                  628,105               567,433
   5/31/2003         555,354                  688,762               589,382
  11/30/2003         643,499                  811,556               653,054
   5/31/2004         694,489                  876,022               697,407
  11/30/2004         746,269                1,008,198               737,016



This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the
Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

        --------------- --------------- ----------------------------
                                            Since Commencement
           One Year       Five Years      of Operations (1/27/95)
        --------------- --------------- ----------------------------
           15.97 %          7.52 %                11.74 %
        --------------- --------------- ----------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2004, the value of the Fund's Institutional Shares would have increased to $746,269 - a cumulative total investment return of 198.51% since January 27, 1995.

>> At November 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $737,016 - a cumulative total investment return of 194.81% since January 27, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $1,008,198 - a cumulative total investment return of 303.28% since January 31, 1995 (there were no daily values available for this index during January 1995).

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.99%

      Aerospace / Defense - 3.24%
           L-3 Communications Holdings, Inc. ...................................                     5,500             $    409,310
                                                                                                                       ------------

      Banks - 8.85%
           Comerica Inc. .......................................................                     6,000                  369,000
           Commerce Bancorp, Inc. ..............................................                     6,000                  374,820
           Compass Bancshares, Inc. ............................................                     8,000                  372,480
                                                                                                                       ------------
                                                                                                                          1,116,300
                                                                                                                       ------------
      Beverages - 3.01%
        (a)Constellation Brands, Inc. ..........................................                     8,500                  379,950
                                                                                                                       ------------

      Biotechnology - 3.16%
        (a)MedImmune, Inc. .....................................................                    15,000                  399,000
                                                                                                                       ------------

      Chemicals - 2.81%
           Ashland Inc. ........................................................                     6,000                  354,900
                                                                                                                       ------------

      Computers - 5.81%
        (a)Affiliated Computer Services, Inc. ..................................                     7,000                  414,260
           Diebold Inc. ........................................................                     6,000                  319,200
                                                                                                                       ------------
                                                                                                                            733,460
                                                                                                                       ------------
      Electric - 6.25%
           Idacorp Inc. ........................................................                    12,000                  386,640
           SCANA Corporation ...................................................                    10,500                  402,360
                                                                                                                       ------------
                                                                                                                            789,000
                                                                                                                       ------------
      Electronics - 10.90%
        (a)Amphenol Corp. ......................................................                     8,500                  298,435
        (a)Arrow Electronics, Inc. .............................................                    17,000                  417,010
        (a)Flextronics International, Ltd. .....................................                    20,000                  287,000
           Parker-Hannifin Corporation .........................................                     5,000                  374,000
                                                                                                                       ------------
                                                                                                                          1,376,445
                                                                                                                       ------------
      Forest Products & Paper - 2.30%
           Weyerhaeuser Company ................................................                     4,400                  290,400
                                                                                                                       ------------

      Healthcare - Products - 3.04%
           Dentsply International Inc. .........................................                     7,300                  384,053
                                                                                                                       ------------

      Healthcare - Services - 3.12%
           Quest Diagnostics Inc. ..............................................                     4,200                  393,750
                                                                                                                       ------------




                                                                                                                       (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products - 2.70%
           Avery Dennison Corp. ..................................................                   5,800             $    340,228
                                                                                                                       ------------

      Insurance - 2.73%
           Lincoln National Corporation ..........................................                   7,500                  345,150
                                                                                                                       ------------

      Machinery - Diversified - 1.37%
           Deere & Company .......................................................                   2,400                  172,152
                                                                                                                       ------------

      Mining - 2.81%
           Placer Dome Inc. ......................................................                  16,500                  354,915
                                                                                                                       ------------

      Miscellaneous - Manufacturing - 3.17%
           Pentair, Inc. .........................................................                  10,000                  400,200
                                                                                                                       ------------

      Oil & Gas - 12.40%
           Apache Corporation ....................................................                   8,000                  432,480
           ENSCO International, Inc. .............................................                  12,400                  388,244
        (a)Forest Oil Company ....................................................                  10,000                  340,300
           Kerr-McGee Corp. ......................................................                   6,500                  404,495
                                                                                                                       ------------
                                                                                                                          1,565,519
                                                                                                                       ------------
      Packaging & Containers - 3.04%
           Bemis Company .........................................................                  13,800                  384,192
                                                                                                                       ------------

      Pharmaceuticals - 2.32%
        (a)IVAX Corporation ......................................................                  18,750                  292,688
                                                                                                                       ------------

      Semiconductors - 5.06%
        (a)Advanced Micro Devices, Inc. ..........................................                  18,000                  383,040
        (a)Teradyne Inc. .........................................................                  15,000                  255,900
                                                                                                                       ------------
                                                                                                                            638,940
                                                                                                                       ------------
      Software - 2.50%
        (a)Borland Software Corp. ................................................                  27,000                  315,630
                                                                                                                       ------------

      Transportation - 2.96%
           CNF Inc. ..............................................................                   8,000                  374,000
                                                                                                                       ------------

      Water - 2.44%
           Aqua America Inc. .....................................................                  13,000                  308,360
                                                                                                                       ------------

           Total Common Stocks (Cost $9,746,428) .........................................................               12,118,542
                                                                                                                       ------------


                                                                                                                       (Continued)



                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 2.67%

      (b)  Pamlico Enhanced Cash Trust  (note 1) .................................                 336,811             $    336,811
           (Cost $336,811)                                                                                             ------------



Total Value of Investments (Cost $10,083,239 (c)) ................................                        98.66 %      $ 12,455,353
Other Assets Less Liabilities ....................................................                         1.34 %           168,928
                                                                                                        -------        ------------
      Net Assets .................................................................                       100.00 %      $ 12,624,281
                                                                                                       ========        ============


      (a)  Non-income producing investment

      (b)  Restricted security

      (c)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .......................................................             $  2,413,418
           Aggregate gross unrealized depreciation .......................................................                  (41,304)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  2,372,114
                                                                                                                       ============






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004


ASSETS
      Investments, at value (cost $10,083,239) ..........................................................              $ 12,455,353
      Cash ..............................................................................................                     2,913
      Income receivable .................................................................................                    11,103
      Receivable for investments sold ...................................................................                   171,715
      Other assets ......................................................................................                     3,016
                                                                                                                       ------------

           Total assets .................................................................................                12,644,100
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    19,010
      Other liability ...................................................................................                       809
                                                                                                                       ------------

           Total liabilities ............................................................................                    19,819
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 12,624,281
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $  9,541,906
      Undistributed net realized gain on investments ....................................................                   710,261
      Net unrealized appreciation on investments ........................................................                 2,372,114
                                                                                                                       ------------
                                                                                                                       $ 12,624,281
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($12,131,925 / 642,440 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      18.88
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($492,356 / 27,571 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      17.86
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $17.86) .............................................              $      18.41
                                                                                                                       ============















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    135,663
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   119,725
           Fund administration fees (note 2) ............................................................                    14,991
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,708
           Custody fees (note 2) ........................................................................                     4,518
           Registration and filing administration fees (note 2) .........................................                     4,653
           Fund accounting fees (note 2) ................................................................                    37,197
           Audit and tax preparation fees ...............................................................                    15,977
           Legal fees ...................................................................................                    15,510
           Securities pricing fees ......................................................................                     3,027
           Shareholder recordkeeping fees ...............................................................                    24,000
           Compliance fees (note 2) .....................................................................                       198
           Other accounting fees (note 2) ...............................................................                     9,009
           Shareholder servicing expenses ...............................................................                     2,064
           Registration and filing expenses .............................................................                     5,798
           Trustee fees and meeting expenses ............................................................                     5,686
           Other operating expenses .....................................................................                     3,510
                                                                                                                       ------------

               Total expenses ...........................................................................                   269,571

                    Less investment advisory fees waived (note 2) .......................................                   (86,066)
                                                                                                                       ------------

               Net expenses .............................................................................                   183,505
                                                                                                                       ------------

                    Net investment loss .................................................................                   (47,842)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 1,133,470
      Change in unrealized appreciation on investments ..................................................                   668,185
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,801,655
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,753,813
                                                                                                                       ============








See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


                                                                                              -------------------------------------
                                                                                                    2004                   2003
                                                                                              -------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................        $    (47,842)          $    (17,159)
         Net realized gain from investment transactions ................................           1,133,470                440,175
         Change in unrealized appreciation on investments ..............................             668,185                956,527
                                                                                                ------------           ------------
              Net increase in net assets resulting from operations .....................           1,753,813              1,379,543
                                                                                                ------------           ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a)           1,437,846               (280,216)
                                                                                                ------------           ------------

                     Total increase in net assets ......................................           3,191,659              1,099,327

NET ASSETS
     Beginning of year .................................................................           9,432,622              8,333,295
                                                                                                ------------           ------------

     End of year .......................................................................        $ 12,624,281           $  9,432,622
                                                                                                ============           ============


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2004                                 2003
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold .............................................          174,750        $ 2,951,286             47,137        $   633,438
Shares redeemed .........................................          (81,576)        (1,442,465)           (61,423)          (792,749)
                                                               -----------        -----------        -----------        -----------
     Net increase (decrease) ............................           93,174        $ 1,508,821            (14,286)       $  (159,311)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                   INVESTOR SHARES
--------------------------------------------------------
Shares sold .............................................              662        $    10,085                185        $     2,274
Shares redeemed .........................................           (4,948)           (81,060)            (9,778)          (123,179)
                                                               -----------        -----------        -----------        -----------
     Net decrease .......................................           (4,286)       $   (70,975)            (9,593)       $  (120,905)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    FUND SUMMARY
--------------------------------------------------------
Shares sold .............................................          175,412        $ 2,961,371             47,322        $   635,712
Shares redeemed .........................................          (86,524)        (1,523,525)           (71,201)          (915,928)
                                                               -----------        -----------        -----------        -----------
     Net increase (decrease) ............................           88,888        $ 1,437,846            (23,879)       $  (280,216)
                                                               ===========        ===========        ===========        ===========











See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     16.27   $     13.81   $     14.80   $     17.55   $     16.80

      Income (loss) from investment operations
           Net investment (loss) income ...............           (0.07)       (0.02)          0.03          0.04          0.09
           Net realized and unrealized gain (loss) on
               investments.............................            2.68          2.48         (0.99)         0.09          1.99
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            2.61          2.46         (0.96)         0.13          2.08
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ......................            0.00          0.00         (0.03)        (0.07)        (0.05)
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ....................            0.00          0.00         (0.03)        (2.88)        (1.33)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     18.88   $     16.27   $     13.81   $     14.80   $     17.55
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..........................................           15.97 %       17.89 %       (6.49)%       (0.41)%       12.89 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $12,131,925   $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.22 %        2.79 %        2.72 %        2.85 %        1.87 %
           After expense reimbursements and waived fees            1.50 %        1.50 %        1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (1.09)%       (1.46)%       (0.99)%       (1.07)%        0.17 %
           After expense reimbursements and waived fees           (0.37)%       (0.17)%        0.23 %        0.28 %        0.54 %

      Portfolio turnover rate .........................           56.56 %       83.42 %       48.46 %       66.38 %      105.27 %

                                                                                                                        (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................      $    15.51   $     13.26   $     14.26   $     17.04   $     16.41

      Income (loss) from investment operations
           Net investment loss ........................           (0.20)        (0.13)        (0.08)        (0.07)        (0.04)
           Net realized and unrealized gain (loss) on
             investments...............................            2.55          2.38         (0.92)         0.10          1.95
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            2.35          2.25         (1.00)         0.03          1.91
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     17.86   $     15.51   $     13.26   $     14.26   $     17.04
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) ......................................           15.15 %       16.97 %       (7.01)%       (1.18)%       12.17 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $   492,356   $   493,949   $   549,475   $   716,363   $   786,435
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.97 %        3.55 %        3.48 %        3.60 %        2.63 %
           After expense reimbursements and waived fees            2.25 %        2.25 %        2.25 %        2.25 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.84)%       (2.21)%       (1.74)%       (1.81)%       (0.57)%
           After expense reimbursements and waived fees           (1.11)%       (0.92)%       (0.51)%       (0.46)%       (0.19)%

      Portfolio turnover rate..........................           56.56 %       83.42 %       48.46 %       66.38 %      105.27 %

(a) Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.



                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $47,842 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease realized gains.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an excerption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.





                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $86,066 ($0.13 per share) for the year ended November 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2004, the Distributor retained sales charges amounting to $21.76.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.









                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,708 of such expenses for the year ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004


                                                                        Beginning                Ending
                                                        Total         Account Value           Account Value       Expenses Paid
                                                       Return        December 1, 2003       November 30, 2004     During Period^2
                                                       ------        ----------------       -----------------     ---------------
Actual return for Institutional Shares                 15.97%           $ 1,000.00              $ 1,159.70           $ 16.20
Actual return for Investor Shares                      15.15%           $ 1,000.00              $ 1,151.50           $ 24.20
Hypothetical return for Institutional Shares^1          5.00%           $ 1,000.00              $ 1,035.00           $ 15.26
Hypothetical return for Investor Shares^1               5.00%           $ 1,000.00              $ 1,027.50           $ 22.81


    ^1    The hypothetical return of 5.00% is the annual return before expenses.
    ^2    Expenses are equal to the Fund's  annualized  expense ratio (1.50% and 2.25% for the Institutional
          Shares and Investor Shares,  respectively)  multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $7,503,089 and $6,413,956, respectively, for the year ended November 30, 2004.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.









                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,650 during the fiscal year ended November 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Independent Trustees
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Lucius E. Burch, III, 63     Trustee       Since     Chairman   and   Chief    Executive        2                   None
                                           12/94     Officer   (since   1982)  of  Burch
                                                     Investment  Group,  formerly Massey
                                                     Burch   Investment    Group,   Inc.
                                                     (venture capital firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
George S. Reichenbach, 75    Trustee       Since     Consultant  (since  1989) of Advent        2                   None
                                           11/98     International  Corporation (venture
                                                     capital  firm);   Director   (since
                                                     1999)  of   QuestAir   (fuel   cell
                                                     equipment company)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Anthony J. Walton, 62        Trustee       Since     Member  (since  2000) of  McFarland        2                   None
                                           12/94     Dewey &  Company,  LLC  (investment
                                                     banker);      previously,     Chief
                                                     Executive  Officer  (1995-1999)  of
                                                     Armstrong   Holdings    Corporation
                                                     (private  investment  and corporate
                                                     finance advisory firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Interested Trustees*
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
David V. Shields, 65**       Trustee       Since     Director  (since  1983) of  Capital        2
Shields & Company                          12/94     Management     Associates,     Inc.                            None
140 Broadway Street                                  (investment  advisor  to the Fund);
44th Floor                                           President  and  Managing   Director
New York, NY  10005                                  (since  1982) of  Shields & Company
                                                     (broker/dealer  and  distributor to
                                                     the Fund)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph V. Shields, Jr., 66** Chairman      Since     Chairman   and   Chief    Executive        2       Chairman    of    Board   of
Shields & Company            and Trustee   12/94     Officer  (since  1982)  of  Capital                Trustees  -  BBH  Trust  for
140 Broadway Street                                  Management    Associates,     Inc.;                the 12  series  of the trust
44th Floor                                           Chairman  and   Managing   Director                (registered       investment
New York, NY  10005                                  (since 1982) of Shields & Company                  companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal owners of Capital  Management  Associates,  Inc.,  the  Fund's investment advisor, and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          November 30, 2004
                                                             (Unaudited)


---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                           Other Officers
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph A. Zock, 51           President     Since     President  (since  1982) of Capital       n/a                  n/a
Capital Management           (Principal    11/00     Management  Associates,  Inc.; Vice
Associates, Inc.             Executive               President of Shields & Company
140 Broadway Street          Officer)
44th Floor
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Sarah M. Hunt, 37            Vice          Since     Senior Vice President  (since 2004)       n/a                  n/a
Capital Management           President     11/00     of Capital  Management  Associates,
Associates, Inc.             (Principal              Inc.;   previously  Vice  President
140 Broadway Street          Financial               (1997-2004)  of Capital  Management
44th Floor                   Officer)                Associates, Inc.
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
C. Frank Watson III, 34      Secretary     Since     President   and   Chief   Operating       n/a                  n/a
                                           5/96      Officer   (since   1999)   of   The
                                                     Nottingham                  Company
                                                     (administrator    to   the   Fund);
                                                     previously,     Chief     Operating
                                                     Officer of The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Julian G. Winters, 35        Treasurer     Since     Vice           President-Compliance       n/a                  n/a
                                           4/98      Administration   (since   1998)  of
                                                     The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------


Deloitte


                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

January 21, 2005

                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                                  140 Broadway
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Small-Cap Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective. Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the Fund is also subject to the following risks: mid-cap securities risk and short term investment risks. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[BAR CHART HERE:]

                    Asset Allocation as of November 30, 2004

      Industry                                             Market Value
      --------                                             ------------

Aerospace / Defense - 3.24%                                $    409,310
Banks - 8.85%                                                 1,116,300
Beverages - 3.01%                                               379,950
Biotechnology - 3.16%                                           399,000
Chemicals - 2.81%                                               354,900
Computers - 5.81%                                               733,460
Electric - 6.25%                                                789,000
Electronics - 10.90%                                          1,376,445
Forest Products & Paper - 2.30%                                 290,400
Healthcare - Products - 3.04%                                   384,053
Healthcare - Services - 3.12%                                   393,750
Household Products - 2.70%                                   340,228.00
Insurance - 2.73%                                               345,150
Machinery - Diversified - 1.37%                                 172,152
Mining - 2.81%                                                  354,915
Miscellaneous - Manufacturing - 3.17%                           400,200
Oil & Gas - 12.40%                                            1,565,519
Packaging & Containers - 3.04%                                  384,192
Pharmaceuticals - 2.32%                                         292,688
Semiconductors - 5.06%                                          638,940
Software - 2.50%                                                315,630
Transportation - 2.96%                                          374,000
Water - 2.44%                                                   308,360
Investment Company - 2.67%                                      336,811

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                        140 BROADWAY NEW YORK, N.Y. 10005

INVESTMENT ADVISORS                                          TEL.: (212)320-2000
                                January 27, 2005             FAX:  (212)320-2040


Dear Fellow Shareholders:

During the first three quarters of 2004 most Americans were focused on election year politics and the actions of U.S. military forces in Iraq. Continued polarization of the electorate generated some apprehension that a repeat of the Bush v. Gore stalemate was possible. Thankfully, the country was spared the tension associated with courtroom battles over hanging chads and a clear majority of votes was established without significant controversy.

At the same time, most equity and fixed income markets moved sideways as they too awaited resolution of the Presidential election and confirmation of our Middle East policies. After the election of President Bush, markets advanced dramatically during the 4th quarter of 2004 likely reflecting optimism that continuity of tax policies and foreign policies was ensured.

However, global headlines did not improve much in 2004 as terrorists continued to attack innocent people in Spain and kidnappings in Iraq ended with haunting images of barbaric executions. Although military progress by U.S. troops was evident in Iraq during the past year, the consensus of those reporting from Iraq is that a long term commitment will be necessary to achieve stability and avoid a civil war.

We remain optimistic that 2005 will bring better news from the Middle East as national elections are held in Iraq and the U.S. military continues to eliminate threats to the Iraqi government. At home, most companies continue to enjoy the low interest rate/low inflation climate which should again yield strong corporate profits in 2005.

Recent Market Strategy
----------------------

The Capital Management Mid-Cap Fund continued to be positioned for recovery in the U.S. economy in 2004, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time, the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. While the Capital Management Mid-Cap Fund outperformed the S&P 500 Total Return Index due to our selective investment strategy, both the Russell Mid-Cap Value Index and the S&P 400 Mid Cap Index outperformed the Capital Management Mid-Cap Fund primarily due to these mid-cap indices' greater weighting in financial stocks during the Capital Management Mid-Cap Fund's fiscal year ended November 30, 2004.

Economic Outlook
----------------

During the 4th quarter of 2004 the U.S. economy moved forward as President Bush was reelected, the dollar declined dramatically, and oil prices moderated. These three factors provided a positive backdrop for a series of favorable economic data points regarding job growth, inflation and corporate profits. All of this good news allowed forecasters to construct economic models that called for an improvement in capital spending and a resurgence of industrial growth in the United States.

However, the U.S. economy has just begun to carry the weight of higher interest rates, stubbornly high energy costs and the prospect of increased inflation. We believe the true strength of the economy will soon be revealed as the stimulative impact of tax relief and tax rebates aimed at the consumer begin to wear off and a less accommodative Federal Reserve begins to raise interest rates to thwart inflation and bolster the dollar. We also believe that continued growth in the U.S. economy will depend on increased capital spending by companies that must hire workers to produce goods and services and the subsequent consumer spending associated with job creation.

Because interest rates have fallen steadily and remained relatively low for a considerable period of time, most companies have enjoyed the ability to reduce indebtedness and, simultaneously, increase profits. But corporate managers, as well as investors, must now reconcile the fact that interest rates must rise to keep inflation in check and the economy will cool. We believe that the easy money/weak dollar period that started in 2002 will end in 2005 and corporate profits will be harder to achieve. As a result, we believe that companies with sound balance sheets and strong management will distinguish themselves from the pretenders during the coming year and that investors should be prepared for dramatically conflicting economic signals as deflationary pressures subside and inflation begins to reemerge.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2004. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2005. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will probably grow at a 3% rate during 2005, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the U.S. economy.

                                                  /s/ Joseph A. Zock
                                                  Joseph A. Zock
                                                  President
                                                  Capital Management Associates

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2004


--------------------------------------------------------------------------------
              Capital Management
                 Mid-Cap Fund         Russell Mid-Cap        S&P 500 Total
                Investor Shares         Value Index          Return Index
--------------------------------------------------------------------------------

   4/7/1995       $  9,700               $10,000                $10,000
  5/31/1995          9,825                10,402                 10,577
 11/30/1995         10,693                11,878                 12,152
  5/31/1996         11,750                12,909                 13,585
 11/30/1996         12,789                14,501                 15,538
  5/31/1997         14,393                15,944                 17,581
 11/30/1997         17,025                18,689                 19,969
  5/31/1998         17,634                20,728                 22,976
 11/30/1998         15,038                19,789                 24,694
  5/31/1999         17,429                21,716                 27,807
 11/30/1999         17,677                19,836                 29,854
  5/31/2000         21,190                21,010                 30,721
 11/30/2000         19,829                22,306                 28,594
  5/31/2001         20,915                25,405                 27,479
 11/30/2001         19,596                23,850                 25,099
  5/31/2002         21,671                26,742                 23,673
 11/30/2002         18,222                22,989                 20,954
  5/31/2003         18,469                25,209                 21,765
 11/30/2003         21,314                29,704                 24,116
  5/31/2004         22,921                32,063                 25,754
 11/30/2004         24,543                36,901                 27,216



This graph depicts the performance of the Capital Management Mid-Cap Fund's (the "Fund") Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

---------------------------- ------------ ------------ -------------------------
                                                          Since Commencement
                               One Year    Five Years    of Operations (4/7/95)
---------------------------- ------------ ------------ -------------------------
        No Sales Load          15.15 %       6.78 %             10.09 %
---------------------------- ------------ ------------ -------------------------
  3.00% Maximum Sales Load     11.70 %       6.13 %              9.74 %
---------------------------- ------------ ------------ -------------------------

>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2004, the value of the Fund's Investor Shares would have increased to $24,543 - a cumulative total investment return of 145.43% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $25,302 - a cumulative total investment return of 153.02% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $27,216 - a cumulative total investment return of 172.16% since April 7, 1995; while the value of a similar investment in the Russell Mid-Cap Value Index would have grown to $36,901 - a cumulative total investment return of 269.01% since April 30, 1995 (there were no daily values available for this index during April
     1995).

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.99%

      Aerospace / Defense - 3.24%
           L-3 Communications Holdings, Inc. ...................................                     5,500             $    409,310
                                                                                                                       ------------

      Banks - 8.85%
           Comerica Inc. .......................................................                     6,000                  369,000
           Commerce Bancorp, Inc. ..............................................                     6,000                  374,820
           Compass Bancshares, Inc. ............................................                     8,000                  372,480
                                                                                                                       ------------
                                                                                                                          1,116,300
                                                                                                                       ------------
      Beverages - 3.01%
        (a)Constellation Brands, Inc. ..........................................                     8,500                  379,950
                                                                                                                       ------------

      Biotechnology - 3.16%
        (a)MedImmune, Inc. .....................................................                    15,000                  399,000
                                                                                                                       ------------

      Chemicals - 2.81%
           Ashland Inc. ........................................................                     6,000                  354,900
                                                                                                                       ------------

      Computers - 5.81%
        (a)Affiliated Computer Services, Inc. ..................................                     7,000                  414,260
           Diebold Inc. ........................................................                     6,000                  319,200
                                                                                                                       ------------
                                                                                                                            733,460
                                                                                                                       ------------
      Electric - 6.25%
           Idacorp Inc. ........................................................                    12,000                  386,640
           SCANA Corporation ...................................................                    10,500                  402,360
                                                                                                                       ------------
                                                                                                                            789,000
                                                                                                                       ------------
      Electronics - 10.90%
        (a)Amphenol Corp. ......................................................                     8,500                  298,435
        (a)Arrow Electronics, Inc. .............................................                    17,000                  417,010
        (a)Flextronics International, Ltd. .....................................                    20,000                  287,000
           Parker-Hannifin Corporation .........................................                     5,000                  374,000
                                                                                                                       ------------
                                                                                                                          1,376,445
                                                                                                                       ------------
      Forest Products & Paper - 2.30%
           Weyerhaeuser Company ................................................                     4,400                  290,400
                                                                                                                       ------------

      Healthcare - Products - 3.04%
           Dentsply International Inc. .........................................                     7,300                  384,053
                                                                                                                       ------------

      Healthcare - Services - 3.12%
           Quest Diagnostics Inc. ..............................................                     4,200                  393,750
                                                                                                                       ------------




                                                                                                                       (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                    Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Household Products - 2.70%
           Avery Dennison Corp. ..................................................                   5,800             $    340,228
                                                                                                                       ------------

      Insurance - 2.73%
           Lincoln National Corporation ..........................................                   7,500                  345,150
                                                                                                                       ------------

      Machinery - Diversified - 1.37%
           Deere & Company .......................................................                   2,400                  172,152
                                                                                                                       ------------

      Mining - 2.81%
           Placer Dome Inc. ......................................................                  16,500                  354,915
                                                                                                                       ------------

      Miscellaneous - Manufacturing - 3.17%
           Pentair, Inc. .........................................................                  10,000                  400,200
                                                                                                                       ------------

      Oil & Gas - 12.40%
           Apache Corporation ....................................................                   8,000                  432,480
           ENSCO International, Inc. .............................................                  12,400                  388,244
        (a)Forest Oil Company ....................................................                  10,000                  340,300
           Kerr-McGee Corp. ......................................................                   6,500                  404,495
                                                                                                                       ------------
                                                                                                                          1,565,519
                                                                                                                       ------------
      Packaging & Containers - 3.04%
           Bemis Company .........................................................                  13,800                  384,192
                                                                                                                       ------------

      Pharmaceuticals - 2.32%
        (a)IVAX Corporation ......................................................                  18,750                  292,688
                                                                                                                       ------------

      Semiconductors - 5.06%
        (a)Advanced Micro Devices, Inc. ..........................................                  18,000                  383,040
        (a)Teradyne Inc. .........................................................                  15,000                  255,900
                                                                                                                       ------------
                                                                                                                            638,940
                                                                                                                       ------------
      Software - 2.50%
        (a)Borland Software Corp. ................................................                  27,000                  315,630
                                                                                                                       ------------

      Transportation - 2.96%
           CNF Inc. ..............................................................                   8,000                  374,000
                                                                                                                       ------------

      Water - 2.44%
           Aqua America Inc. .....................................................                  13,000                  308,360
                                                                                                                       ------------

           Total Common Stocks (Cost $9,746,428) .........................................................               12,118,542
                                                                                                                       ------------


                                                                                                                       (Continued)



                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 2.67%

      (b)  Pamlico Enhanced Cash Trust  (note 1) .................................                 336,811             $    336,811
           (Cost $336,811)                                                                                             ------------



Total Value of Investments (Cost $10,083,239 (c)) ................................                        98.66 %      $ 12,455,353
Other Assets Less Liabilities ....................................................                         1.34 %           168,928
                                                                                                        -------        ------------
      Net Assets .................................................................                       100.00 %      $ 12,624,281
                                                                                                       ========        ============


      (a)  Non-income producing investment

      (b)  Restricted security

      (c)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .......................................................             $  2,413,418
           Aggregate gross unrealized depreciation .......................................................                  (41,304)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  2,372,114
                                                                                                                       ============






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004


ASSETS
      Investments, at value (cost $10,083,239) ..........................................................              $ 12,455,353
      Cash ..............................................................................................                     2,913
      Income receivable .................................................................................                    11,103
      Receivable for investments sold ...................................................................                   171,715
      Other assets ......................................................................................                     3,016
                                                                                                                       ------------

           Total assets .................................................................................                12,644,100
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    19,010
      Other liability ...................................................................................                       809
                                                                                                                       ------------

           Total liabilities ............................................................................                    19,819
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 12,624,281
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $  9,541,906
      Undistributed net realized gain on investments ....................................................                   710,261
      Net unrealized appreciation on investments ........................................................                 2,372,114
                                                                                                                       ------------
                                                                                                                       $ 12,624,281
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($12,131,925 / 642,440 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      18.88
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($492,356 / 27,571 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      17.86
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $17.86) .............................................              $      18.41
                                                                                                                       ============















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    135,663
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   119,725
           Fund administration fees (note 2) ............................................................                    14,991
           Distribution and service fees - Investor Shares (note 3) .....................................                     3,708
           Custody fees (note 2) ........................................................................                     4,518
           Registration and filing administration fees (note 2) .........................................                     4,653
           Fund accounting fees (note 2) ................................................................                    37,197
           Audit and tax preparation fees ...............................................................                    15,977
           Legal fees ...................................................................................                    15,510
           Securities pricing fees ......................................................................                     3,027
           Shareholder recordkeeping fees ...............................................................                    24,000
           Compliance fees (note 2) .....................................................................                       198
           Other accounting fees (note 2) ...............................................................                     9,009
           Shareholder servicing expenses ...............................................................                     2,064
           Registration and filing expenses .............................................................                     5,798
           Trustee fees and meeting expenses ............................................................                     5,686
           Other operating expenses .....................................................................                     3,510
                                                                                                                       ------------

               Total expenses ...........................................................................                   269,571

                    Less investment advisory fees waived (note 2) .......................................                   (86,066)
                                                                                                                       ------------

               Net expenses .............................................................................                   183,505
                                                                                                                       ------------

                    Net investment loss .................................................................                   (47,842)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 1,133,470
      Change in unrealized appreciation on investments ..................................................                   668,185
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,801,655
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,753,813
                                                                                                                       ============








See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


                                                                                              -------------------------------------
                                                                                                    2004                   2003
                                                                                              -------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................        $    (47,842)          $    (17,159)
         Net realized gain from investment transactions ................................           1,133,470                440,175
         Change in unrealized appreciation on investments ..............................             668,185                956,527
                                                                                                ------------           ------------
              Net increase in net assets resulting from operations .....................           1,753,813              1,379,543
                                                                                                ------------           ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (a)           1,437,846               (280,216)
                                                                                                ------------           ------------

                     Total increase in net assets ......................................           3,191,659              1,099,327

NET ASSETS
     Beginning of year .................................................................           9,432,622              8,333,295
                                                                                                ------------           ------------

     End of year .......................................................................        $ 12,624,281           $  9,432,622
                                                                                                ============           ============


(a) A summary of capital share activity follows:

                                                             -----------------------------------------------------------------------
                                                                            2004                                 2003
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
--------------------------------------------------------
                  INSTITUTIONAL SHARES
--------------------------------------------------------
Shares sold .............................................          174,750        $ 2,951,286             47,137        $   633,438
Shares redeemed .........................................          (81,576)        (1,442,465)           (61,423)          (792,749)
                                                               -----------        -----------        -----------        -----------
     Net increase (decrease) ............................           93,174        $ 1,508,821            (14,286)       $  (159,311)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                   INVESTOR SHARES
--------------------------------------------------------
Shares sold .............................................              662        $    10,085                185        $     2,274
Shares redeemed .........................................           (4,948)           (81,060)            (9,778)          (123,179)
                                                               -----------        -----------        -----------        -----------
     Net decrease .......................................           (4,286)       $   (70,975)            (9,593)       $  (120,905)
                                                               ===========        ===========        ===========        ===========
--------------------------------------------------------
                    FUND SUMMARY
--------------------------------------------------------
Shares sold .............................................          175,412        $ 2,961,371             47,322        $   635,712
Shares redeemed .........................................          (86,524)        (1,523,525)           (71,201)          (915,928)
                                                               -----------        -----------        -----------        -----------
     Net increase (decrease) ............................           88,888        $ 1,437,846            (23,879)       $  (280,216)
                                                               ===========        ===========        ===========        ===========











See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     16.27   $     13.81   $     14.80   $     17.55   $     16.80

      Income (loss) from investment operations
           Net investment (loss) income ...............           (0.07)       (0.02)          0.03          0.04          0.09
           Net realized and unrealized gain (loss) on
               investments.............................            2.68          2.48         (0.99)         0.09          1.99
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            2.61          2.46         (0.96)         0.13          2.08
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ......................            0.00          0.00         (0.03)        (0.07)        (0.05)
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ....................            0.00          0.00         (0.03)        (2.88)        (1.33)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     18.88   $     16.27   $     13.81   $     14.80   $     17.55
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..........................................           15.97 %       17.89 %       (6.49)%       (0.41)%       12.89 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $12,131,925   $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.22 %        2.79 %        2.72 %        2.85 %        1.87 %
           After expense reimbursements and waived fees            1.50 %        1.50 %        1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (1.09)%       (1.46)%       (0.99)%       (1.07)%        0.17 %
           After expense reimbursements and waived fees           (0.37)%       (0.17)%        0.23 %        0.28 %        0.54 %

      Portfolio turnover rate .........................           56.56 %       83.42 %       48.46 %       66.38 %      105.27 %

                                                                                                                        (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................      $    15.51   $     13.26   $     14.26   $     17.04   $     16.41

      Income (loss) from investment operations
           Net investment loss ........................           (0.20)        (0.13)        (0.08)        (0.07)        (0.04)
           Net realized and unrealized gain (loss) on
             investments...............................            2.55          2.38         (0.92)         0.10          1.95
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            2.35          2.25         (1.00)         0.03          1.91
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     17.86   $     15.51   $     13.26   $     14.26   $     17.04
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) ......................................           15.15 %       16.97 %       (7.01)%       (1.18)%       12.17 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $   492,356   $   493,949   $   549,475   $   716,363   $   786,435
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.97 %        3.55 %        3.48 %        3.60 %        2.63 %
           After expense reimbursements and waived fees            2.25 %        2.25 %        2.25 %        2.25 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.84)%       (2.21)%       (1.74)%       (1.81)%       (0.57)%
           After expense reimbursements and waived fees           (1.11)%       (0.92)%       (0.51)%       (0.46)%       (0.19)%

      Portfolio turnover rate..........................           56.56 %       83.42 %       48.46 %       66.38 %      105.27 %

(a) Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.



                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $47,842 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease realized gains.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an excerption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.





                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $86,066 ($0.13 per share) for the year ended November 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2004, the Distributor retained sales charges amounting to $21.76.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.









                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $3,708 of such expenses for the year ended November 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004


                                                                        Beginning                Ending
                                                        Total         Account Value           Account Value       Expenses Paid
                                                       Return        December 1, 2003       November 30, 2004     During Period^2
                                                       ------        ----------------       -----------------     ---------------
Actual return for Institutional Shares                 15.97%           $ 1,000.00              $ 1,159.70           $ 16.20
Actual return for Investor Shares                      15.15%           $ 1,000.00              $ 1,151.50           $ 24.20
Hypothetical return for Institutional Shares^1          5.00%           $ 1,000.00              $ 1,035.00           $ 15.26
Hypothetical return for Investor Shares^1               5.00%           $ 1,000.00              $ 1,027.50           $ 22.81


    ^1    The hypothetical return of 5.00% is the annual return before expenses.
    ^2    Expenses are equal to the Fund's  annualized  expense ratio (1.50% and 2.25% for the Institutional
          Shares and Investor Shares,  respectively)  multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $7,503,089 and $6,413,956, respectively, for the year ended November 30, 2004.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.









                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,650 during the fiscal year ended November 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Independent Trustees
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Lucius E. Burch, III, 63     Trustee       Since     Chairman   and   Chief    Executive        2                   None
                                           12/94     Officer   (since   1982)  of  Burch
                                                     Investment  Group,  formerly Massey
                                                     Burch   Investment    Group,   Inc.
                                                     (venture capital firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
George S. Reichenbach, 75    Trustee       Since     Consultant  (since  1989) of Advent        2                   None
                                           11/98     International  Corporation (venture
                                                     capital  firm);   Director   (since
                                                     1999)  of   QuestAir   (fuel   cell
                                                     equipment company)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Anthony J. Walton, 62        Trustee       Since     Member  (since  2000) of  McFarland        2                   None
                                           12/94     Dewey &  Company,  LLC  (investment
                                                     banker);      previously,     Chief
                                                     Executive  Officer  (1995-1999)  of
                                                     Armstrong   Holdings    Corporation
                                                     (private  investment  and corporate
                                                     finance advisory firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Interested Trustees*
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
David V. Shields, 65**       Trustee       Since     Director  (since  1983) of  Capital        2
Shields & Company                          12/94     Management     Associates,     Inc.                            None
140 Broadway Street                                  (investment  advisor  to the Fund);
44th Floor                                           President  and  Managing   Director
New York, NY  10005                                  (since  1982) of  Shields & Company
                                                     (broker/dealer  and  distributor to
                                                     the Fund)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph V. Shields, Jr., 66** Chairman      Since     Chairman   and   Chief    Executive        2       Chairman    of    Board   of
Shields & Company            and Trustee   12/94     Officer  (since  1982)  of  Capital                Trustees  -  BBH  Trust  for
140 Broadway Street                                  Management    Associates,     Inc.;                the 12  series  of the trust
44th Floor                                           Chairman  and   Managing   Director                (registered       investment
New York, NY  10005                                  (since 1982) of Shields & Company                  companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal owners of Capital  Management  Associates,  Inc.,  the  Fund's investment advisor, and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                         ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                          November 30, 2004
                                                             (Unaudited)


---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                           Other Officers
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph A. Zock, 51           President     Since     President  (since  1982) of Capital       n/a                  n/a
Capital Management           (Principal    11/00     Management  Associates,  Inc.; Vice
Associates, Inc.             Executive               President of Shields & Company
140 Broadway Street          Officer)
44th Floor
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Sarah M. Hunt, 37            Vice          Since     Senior Vice President  (since 2004)       n/a                  n/a
Capital Management           President     11/00     of Capital  Management  Associates,
Associates, Inc.             (Principal              Inc.;   previously  Vice  President
140 Broadway Street          Financial               (1997-2004)  of Capital  Management
44th Floor                   Officer)                Associates, Inc.
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
C. Frank Watson III, 34      Secretary     Since     President   and   Chief   Operating       n/a                  n/a
                                           5/96      Officer   (since   1999)   of   The
                                                     Nottingham                  Company
                                                     (administrator    to   the   Fund);
                                                     previously,     Chief     Operating
                                                     Officer of The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Julian G. Winters, 35        Treasurer     Since     Vice           President-Compliance       n/a                  n/a
                                           4/98      Administration   (since   1998)  of
                                                     The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------


Deloitte


                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

January 21, 2005

                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                              Institutional Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                                  140 Broadway
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Small-Cap Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. Investment in the Fund is also subject to, among other things, the risks involved in investing in securities of small-cap companies. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------

[BAR CHART HERE]

                    Asset Allocation as of November 30, 2004

    Industry                                                  Market Value
    --------                                                  ------------
Airlines - 2.10%                                               $142,725
Banks - 5.19%                                                   351,867
Electric - 2.92%                                                198,000
Electronics - 5.65%                                             383,217
Engineering & Construction - 2.57%                              174,150
Forest Products & Paper - 2.65%                                 179,500
Gas - 3.03%                                                     205,640
Hand / Machine Tools - 2.03%                                    137,900
Healthcare - Products - 7.54%                                   511,696
Household Products / Wares - 5.36%                              363,750
Internet - 2.60%                                                176,250
Lodging - 3.02%                                                 204,800
Oil & Gas - 9.29%                                               629,965
Oil & Gas Services - 11.56%                                     784,390
Pharmaceuticals - 5.84%                                         395,950
Real Estate Investment Trust - 2.78%                            188,876
Retail - 2.65%                                                  179,760
Savings & Loans - 4.35%                                         295,190
Semiconductors - 5.04%                                          341,675
Software - 4.30%                                                292,050
Transportation - 3.79%                                          257,360
Water - 4.25%                                                   288,277
Investment Company - 0.21%                                       14,432

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                        140 BROADWAY NEW YORK, N.Y. 10005

INVESTMENT ADVISORS                                          TEL.: (212)320-2000
                                January 27, 2005             FAX:  (212 320-2040


Dear Fellow Shareholders:

During the first three quarters of 2004 most Americans were focused on election year politics and the actions of U.S. military forces in Iraq. Continued polarization of the electorate generated some apprehension that a repeat of the Bush v. Gore stalemate was possible. Thankfully, the country was spared the tension associated with courtroom battles over hanging chads and a clear majority of votes was established without significant controversy.

At the same time, most equity and fixed income markets moved sideways as they too awaited resolution of the Presidential election and confirmation of our Middle East policies. After the election of President Bush, markets advanced dramatically during the 4th quarter of 2004 likely reflecting optimism that continuity of tax policies and foreign policies was ensured.

However, global headlines did not improve much in 2004 as terrorists continued to attack innocent people in Spain and kidnappings in Iraq ended with haunting images of barbaric executions. Although military progress by United States troops was evident in Iraq during the past year, the consensus of those reporting from Iraq is that a long term commitment will be necessary to achieve stability and avoid a civil war.

We remain optimistic that 2005 will bring better news from the Middle East as national elections are held in Iraq and the U.S. military continues to eliminate threats to the Iraqi government. At home, most companies continue to enjoy the low interest rate/low inflation climate which should again yield strong corporate profits in 2005.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the U.S. economy in 2004, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. For the fiscal year ended November 30, 2004, the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2004 the U.S. economy moved forward as President Bush was reelected, the dollar declined dramatically, and oil prices moderated. These three factors provided a positive backdrop for a series of favorable economic data points regarding job growth, inflation and corporate profits. All of this good news allowed forecasters to construct economic models that called for an improvement in capital spending and a resurgence of industrial growth in the United States.

However, the U.S. economy has just begun to carry the weight of higher interest rates, stubbornly high energy costs and the prospect of increased inflation. We believe the true strength of the economy will soon be revealed as the stimulative impact of tax relief and tax rebates aimed at the consumer begin to wear off and a less accommodative Federal Reserve begins to raise interest rates to thwart inflation and bolster the dollar. We also believe that continued growth in the U.S. economy will depend on increased capital spending by companies that must hire workers to produce goods and services and the subsequent consumer spending associated with job creation.

Because interest rates have fallen steadily and remained relatively low for a considerable period of time, most companies have enjoyed the ability to reduce indebtedness and, simultaneously, increase profits. But corporate managers, as well as investors, must now reconcile the fact that interest rates must rise to keep inflation in check and the economy will cool. We believe that the easy money/weak dollar period that started in 2002 will end in 2005 and corporate profits will be harder to achieve. As a result, we believe that companies with sound balance sheets and strong management will distinguish themselves from the pretenders during the coming year and that investors should be prepared for dramatically conflicting economic signals as deflationary pressures subside and inflation begins to reemerge.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2004. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2005. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value and Growth stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will probably grow at a 3% rate during 2005, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the U.S. economy.

                                                /s/ Joseph A. Zock
                                                Joseph A. Zock
                                                President
                                                Capital Management Associates

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2004

--------------------------------------------------------------------------------
                    Capital Management
                      Small-Cap Fund                  S&P 600 Small-Cap
                   Institutional Shares                   Index
--------------------------------------------------------------------------------
   1/12/1999             $250,000                        $250,000
   5/31/1999              286,397                         249,462
  11/30/1999              316,424                         260,905
   5/31/2000              366,739                         284,822
  11/30/2000              343,342                         280,929
   5/31/2001              388,163                         323,375
  11/30/2001              330,936                         314,887
   5/31/2002              370,213                         354,484
  11/30/2002              337,621                         297,047
   5/31/2003              351,828                         315,899
  11/30/2003              420,355                         391,394
   5/31/2004              415,538                         415,370
  11/30/2004              463,673                         478,084




This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

            ------------- ------------ -------------------------
                                          Since Commencement
              One Year     Five Year         of Operations
                                              (1/12/99)
            ------------- ------------ -------------------------
               10.31 %       7.94 %             11.06 %
            ------------- ------------ -------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2004, the value of the Fund's Institutional Shares would have increased to $463,673 - a cumulative total investment return of 85.47% since January 12, 1999.

>> At November 30, 2004, the value of a similar investment in the S&P 600 Small-Cap Index would have increased to $478,084 - a cumulative total investment return of 91.23% since January 12, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.51%

      Airlines - 2.10%
           SkyWest, Inc. .........................................................                   7,500             $    142,725
                                                                                                                       ------------

      Banks - 5.19%
           Compass Bancshares, Inc. ..............................................                   3,750                  174,600
           Cullen/Frost Bankers, Inc. ............................................                   3,700                  177,267
                                                                                                                       ------------
                                                                                                                            351,867
                                                                                                                       ------------
      Electric - 2.92%
           Cleco Corporation .....................................................                  10,000                  198,000
                                                                                                                       ------------

      Electronics - 5.65%
        (a)Checkpoint Systems, Inc. ..............................................                  10,500                  193,830
        (a)Dionex Corporation ....................................................                   3,300                  189,387
                                                                                                                       ------------
                                                                                                                            383,217
                                                                                                                       ------------
      Engineering & Construction - 2.57%
           Chicago Bridge & Iron Co. .............................................                   4,500                  174,150
                                                                                                                       ------------

      Forest Products & Paper - 2.65%
           Wausau - Mosinee Paper Corporation ....................................                  10,000                  179,500
                                                                                                                       ------------

      Gas - 3.03%
           South Jersey Industries, Inc. .........................................                   4,000                  205,640
                                                                                                                       ------------

      Hand / Machine Tools - 2.03%
           Baldor Electric Company ...............................................                   5,000                  137,900
                                                                                                                       ------------

      Healthcare - Products - 7.54%
        (a)Intuitive Surgical Inc. ...............................................                   4,000                  143,720
        (a)ResMed Inc. ...........................................................                   3,700                  185,222
        (a)Respironics, Inc. .....................................................                   3,300                  182,754
                                                                                                                       ------------
                                                                                                                            511,696
                                                                                                                       ------------
      Household Products / Wares - 5.36%
           John H. Harland Company ...............................................                   5,000                  176,550
           Tupperware Corporation ................................................                  10,000                  187,200
                                                                                                                       ------------
                                                                                                                            363,750
                                                                                                                       ------------
      Internet - 2.60%
        (a)Online Resources Corp .................................................                  25,000                  176,250
                                                                                                                       ------------

      Lodging - 3.02%
           Choice Hotels International, Inc. .....................................                   4,000                  204,800
                                                                                                                       ------------




                                                                                                                       (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 9.29%
           Cabot Oil & Gas Corporation ...............................................               5,000             $    241,900
        (a)Climarex Energy Company ...................................................               5,000                  200,900
        (a)Forest Oil Corporation ....................................................               5,500                  187,165
                                                                                                                       ------------
                                                                                                                            629,965
                                                                                                                       ------------
      Oil & Gas Services - 11.56%
        (a)Hornbeck Offshore Services Inc. ...........................................              10,000                  202,000
        (a)Input / Output, Inc. ......................................................              25,000                  219,250
        (a)Oceaneering International, Inc. ...........................................               4,600                  176,640
        (a)Universal Compression Holdings, Inc. ......................................               5,000                  186,500
                                                                                                                       ------------
                                                                                                                            784,390
                                                                                                                       ------------
      Pharmaceuticals - 5.84%
           Mannatech Inc. ............................................................               8,000                  184,000
        (a)Vaxgen Inc. ...............................................................              13,500                  211,950
                                                                                                                       ------------
                                                                                                                            395,950
                                                                                                                       ------------
      Real Estate Investment Trust - 2.78%
           Pennsylvania Real Estate Investment Trust .................................               4,635                  188,876
                                                                                                                       ------------

      Retail - 2.65%
        (a)RARE Hospitality International, Inc. ......................................               6,000                  179,760
                                                                                                                       ------------

      Savings & Loans - 4.35%
           Commercial Capital Bancorp Inc. ...........................................               4,000                   95,440
        (a)Sterling Financial Corp. ..................................................               5,000                  199,750
                                                                                                                       ------------
                                                                                                                            295,190
                                                                                                                       ------------
      Semiconductors - 5.04%
        (a)Axcelis Technologies, Inc. ................................................              21,000                  153,300
           Helix Technology Corporation ..............................................              12,500                  188,375
                                                                                                                       ------------
                                                                                                                            341,675
                                                                                                                       ------------
      Software - 4.30%
        (a)Parametric Technology Corp. ...............................................              32,000                  187,200
        (a)Take-Two Interactive Software, Inc. .......................................               3,000                  104,850
                                                                                                                       ------------
                                                                                                                            292,050
                                                                                                                       ------------
      Transportation - 3.79%
           Nordic American Tanker Shipping ...........................................               4,000                  162,000
        (a)Seabulk International Inc. ................................................               8,000                   95,360
                                                                                                                       ------------
                                                                                                                            257,360
                                                                                                                       ------------


                                                                                                                        (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Water - 4.25%
           Aqua America Inc. .....................................................                   7,500             $    177,900
           Southwest Water Company ...............................................                   8,110                  110,377
                                                                                                                       ------------
                                                                                                                            288,277
                                                                                                                       ------------

           Total Common Stocks (Cost $5,352,562) .........................................................                6,682,988
                                                                                                                       ------------


PRIVATE INVESTMENT COMPANY - 0.21%

      (b)  Pamlico Enhanced Cash Trust (note 1) ..................................                  14,432                   14,432
           (Cost $14,432)                                                                                              ------------



Total Value of Investments (Cost $5,366,994 (c)) .................................                   98.72 %           $  6,697,420
Other Assets Less Liabilities ....................................................                    1.28 %                 86,610
                                                                                                  --------             ------------
      Net Assets .................................................................                  100.00 %           $  6,784,030
                                                                                                  ========             ============



      (a)  Non-income producing investment.

      (b)  Restricted security.

      (c)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



Aggregate gross Unrealized appreciation ..................................................................             $  1,338,881
Aggregate gross Unrealized depreciation ..................................................................                   (8,455)
                                                                                                                       ------------

           Net unrealized appreciation ...................................................................             $  1,330,426
                                                                                                                       ============










See accompanying notes to financial statements

                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004



ASSETS
      Investments, at value (cost $5,366,994) ...........................................................              $  6,697,420
      Cash ..............................................................................................                       848
      Income receivable .................................................................................                     5,465
      Receivable for investments sold ...................................................................                    81,598
      Other asset .......................................................................................                     3,346
      Due from advisor (note 2) .........................................................................                    15,576
                                                                                                                       ------------

           Total assets .................................................................................                 6,804,253
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    17,388
      Other liability ...................................................................................                     2,835
                                                                                                                       ------------

           Total liabilities ............................................................................                    20,223
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $  6,784,030
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $  5,599,158
      Accumulated net realized loss on investments ......................................................                  (145,554)
      Net unrealized appreciation on investments ........................................................                 1,330,426
                                                                                                                       ------------
                                                                                                                       $  6,784,030
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($6,683,701 / 406,258 shares outstanding; unlimited
            shares of $0.01 par value beneficial interest authorized) ...................................              $      16.45
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($100,329 / 6,239 shares outstanding; unlimited
            shares of $0.01 par value beneficial interest authorized) ...................................              $      16.08
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $16.08) .............................................              $      16.58
                                                                                                                       ============













See accompanying notes to financial statements

                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended November 30, 2004



NET INVESTMENT LOSS

      Income
           Dividends .........................................................................................         $     55,797
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .................................................................               51,553
           Fund administration fees (note 2) .................................................................                6,464
           Distribution and service fees - Investor Shares (note 3) ..........................................                  692
           Custody fees (note 2) .............................................................................                4,462
           Registration and filing administration fees (note 2) ..............................................                2,403
           Fund accounting fees (note 2) .....................................................................               36,515
           Audit and tax preparation fees ....................................................................               15,977
           Legal fees ........................................................................................               15,458
           Securities pricing fees ...........................................................................                3,271
           Shareholder recordkeeping fees (note 2) ...........................................................               24,000
           Other accounting fees (note 2) ....................................................................               17,536
           Shareholder servicing expenses ....................................................................                1,895
           Registration and filing expenses ..................................................................                1,371
           Printing expenses .................................................................................                1,643
           Compliance fees (note 2) ..........................................................................                  198
           Trustee fees and meeting expenses .................................................................                5,782
           Other operating expenses ..........................................................................                4,386
                                                                                                                       ------------

               Total expenses ................................................................................              193,606
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ..........................................................              (63,891)
                    Investment advisory fees waived (note 2) .................................................              (51,553)
                    Distribution and service fees - Investor Shares waived (note 3) ..........................                 (616)
                                                                                                                       ------------

               Net expenses ..................................................................................               77,546
                                                                                                                       ------------

                    Net investment loss ......................................................................              (21,749)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .........................................................             (141,250)
      Change in unrealized appreciation on investments .......................................................              787,482
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...................................................              646,232
                                                                                                                       ------------

               Net increase in net assets resulting from operations ..........................................         $    624,483
                                                                                                                       ============



See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


                                                                                              -------------------------------------
                                                                                                    2004                   2003
                                                                                              -------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................           $    (21,749)          $     (7,249)
         Net realized (loss) gain from investment transactions ......................               (141,250)               137,395
         Change in unrealized appreciation on investments ...........................                787,482                451,698
                                                                                                ------------           ------------
              Net increase in net assets resulting from operations ..................                624,483                581,844
                                                                                                ------------           ------------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares ......                (53,288)                     0
         Net realized gain from investment transactions - Investor Shares ...........                 (1,096)                     0
                                                                                                ------------           ------------
              Decrease in net assets resulting from distributions ...................                (54,384)                     0
                                                                                                ------------           ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......              3,408,352                924,467
                                                                                                ------------           ------------

                     Total increase in net assets ...................................              3,978,451              1,506,311

NET ASSETS
     Beginning of year ..............................................................              2,805,579              1,299,268
                                                                                                ------------           ------------

     End of year ....................................................................           $  6,784,030           $  2,805,579
                                                                                                ============           ============



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                            2004                                 2003
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
-------------------------------------------------------
                 INSTITUTIONAL SHARES
-------------------------------------------------------
Shares sold ............................................           238,739        $ 3,595,930             78,618        $   922,477
Shares issued for reinvestment of distributions ........             2,844             42,755                  0                  0
Shares redeemed ........................................           (15,265)          (231,429)              (227)            (3,124)
                                                               -----------        -----------        -----------        -----------
Net increase ...........................................           226,318        $ 3,407,256             78,391        $   919,353
                                                               ===========        ===========        ===========        ===========
-------------------------------------------------------
                   INVESTOR SHARES
-------------------------------------------------------
Shares sold ............................................                 0        $         0                379        $     5,114
Shares issued for reinvestment of distributions ........                75              1,096                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase.......................................                75        $     1,096                379        $     5,114
                                                               ===========        ===========        ===========        ===========
-------------------------------------------------------
                    FUND SUMMARY
-------------------------------------------------------
Shares sold ............................................           238,739        $ 3,595,930             78,997        $   927,591
Shares issued for reinvestment of distributions ........             2,919             43,851                  0                  0
Shares redeemed ........................................           (15,265)          (231,429)              (227)            (3,124)
                                                               -----------        -----------        -----------        -----------
     Net increase.......................................           226,393        $ 3,408,352             78,770        $    924,467
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     15.09   $     12.12   $     11.88   $     13.06   $     13.91

      Income (loss) from investment operations
           Net investment (loss) income ...............           (0.05)        (0.04)        (0.02)         0.02          0.03
           Net realized and unrealized gain (loss) on
               investments.............................            1.59          3.01          0.26         (0.40)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            1.54          2.97          0.24         (0.38)         1.09
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ......................            0.00          0.00          0.00         (0.03)         0.00
           Net realized gain from investment transactions         (0.18)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ....................           (0.18)         0.00          0.00         (0.80)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     16.45   $     15.09   $     12.12   $     11.88   $     13.06
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..........................................           10.31 %       24.50 %        2.02 %       (3.61)%        8.51 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..........................    $ 6,683,701   $ 2,714,594   $ 1,230,524   $   308,206   $   488,093
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           3.74 %       8.06 %        21.46 %       30.23 %       24.48 %
           After expense reimbursements and waived fees            1.50 %       1.50 %         1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (2.66)%      (6.93)%       (20.25)%      (28.55)%      (22.72)%
           After expense reimbursements and waived fees           (0.42)%      (0.37)%        (0.29)%        0.18 %        0.27 %

      Portfolio turnover rate...........................          58.67 %      61.51 %        29.61 %       61.84 %      131.47 %

                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     14.76   $     11.88   $     11.65   $     12.86   $     13.82

      Income (loss) from investment operations
           Net investment loss ........................           (0.07)        (0.04)        (0.01)        (0.05)        (0.08)
           Net realized and unrealized gain (loss) on
                investments............................            1.57          2.92          0.24         (0.39)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            1.50          2.88          0.23         (0.44)         0.98
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions         (0.18)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     16.08   $     14.76   $     11.88   $     11.65   $     12.86
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) ......................................           10.26 %       24.14 %        2.06 %       (4.20)%        7.67 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $   100,329   $    90,985   $    68,744   $    67,418   $    67,719
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           4.34 %        8.25 %       25.73 %       30.46 %       24.24 %
           After expense reimbursements and waived fees            1.58 %        1.52 %        1.53 %        2.12 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (3.25)%       (7.09)%      (24.31)%      (28.81)%      (22.55)%
           After expense reimbursements and waived fees           (0.49)%       (0.37)%       (0.10)%       (0.47)%       (0.56)%

      Portfolio turnover rate..........................           58.67 %       61.51 %       29.61 %       61.84 %      131.47 %

(a) Total return does not reflect payment of a sales charge.

                                                                                      See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



          Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

          The Fund has capital loss carryforwards for federal income tax purposes of $128,239 which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $21,749 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.


                                                                    (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Advisor has voluntarily waived its fee amounting to $51,553 ($0.15 per share) and reimbursed $63,891 of the operating expenses incurred by the Fund for the year ended November 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2004, the Distributor retained no sales charges.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $616.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.











                                                                    (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004


                                                                        Beginning                Ending
                                                        Total         Account Value           Account Value       Expenses Paid
                                                       Return        December 1, 2003       November 30, 2004     During Period^2
                                                       ------        ----------------       -----------------     ---------------
Actual return for Institutional Shares                 10.31%           $ 1,000.00              $ 1,103.10           $ 15.77
Actual return for Investor Shares                      10.26%           $ 1,000.00              $ 1,102.60           $ 16.61
Hypothetical return for Institutional Shares^1          5.00%           $ 1,000.00              $ 1,035.00           $ 15.26
Hypothetical return for Investor Shares^1               5.00%           $ 1,000.00              $ 1,.34.20           $ 16.07



        ^1  The hypothetical return of 5.00% is the annual return before expenses.
        ^2 Expenses are equal to the Fund's annualized  expense ratio (1.50% and 1.58% for the Institutional Shares and Investor Shares, respectively) multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,147,535 and $2,658,832, respectively, for the year ended November 30, 2004.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $0.18 per share distribution for the year ended November 30, 2004, $0.16 per share represents short-term capital gains and $0.02 per share represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,650 during the fiscal year ended November 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Independent Trustees
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Lucius E. Burch, III, 63     Trustee       Since     Chairman   and   Chief    Executive        2                   None
                                           12/94     Officer   (since   1982)  of  Burch
                                                     Investment  Group,  formerly Massey
                                                     Burch   Investment    Group,   Inc.
                                                     (venture capital firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
George S. Reichenbach, 75    Trustee       Since     Consultant  (since  1989) of Advent        2                   None
                                           11/98     International  Corporation (venture
                                                     capital  firm);   Director   (since
                                                     1999)  of   QuestAir   (fuel   cell
                                                     equipment company)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Anthony J. Walton, 62        Trustee       Since     Member  (since  2000) of  McFarland        2                   None
                                           12/94     Dewey &  Company,  LLC  (investment
                                                     banker);      previously,     Chief
                                                     Executive  Officer  (1995-1999)  of
                                                     Armstrong   Holdings    Corporation
                                                     (private  investment  and corporate
                                                     finance advisory firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Interested Trustees*
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
David V. Shields, 65**       Trustee       Since     Director  (since  1983) of  Capital        2
Shields & Company                          12/94     Management     Associates,     Inc.                            None
140 Broadway Street                                  (investment  advisor  to the Fund);
44th Floor                                           President  and  Managing   Director
New York, NY  10005                                  (since  1982) of  Shields & Company
                                                     (broker/dealer  and  distributor to
                                                     the Fund)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph V. Shields, Jr., 66** Chairman      Since     Chairman   and   Chief    Executive        2       Chairman    of    Board   of
Shields & Company            and Trustee   12/94     Officer  (since  1982)  of  Capital                Trustees  -  BBH  Trust  for
140 Broadway Street                                  Management    Associates,     Inc.;                the 12  series  of the trust
44th Floor                                           Chairman  and   Managing   Director                (registered       investment
New York, NY  10005                                  (since 1982) of Shields & Company                  companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal owners of Capital  Management  Associates,  Inc.,  the  Fund's investment advisor, and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                           Other Officers
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph A. Zock, 51           President     Since     President  (since  1982) of Capital       n/a                  n/a
Capital Management           (Principal    11/00     Management  Associates,  Inc.; Vice
Associates, Inc.             Executive               President of Shields & Company
140 Broadway Street          Officer)
44th Floor
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Sarah M. Hunt, 37            Vice          Since     Senior Vice President  (since 2004)       n/a                  n/a
Capital Management           President     11/00     of Capital  Management  Associates,
Associates, Inc.             (Principal              Inc.;   previously  Vice  President
140 Broadway Street          Financial               (1997-2004)  of Capital  Management
44th Floor                   Officer)                Associates, Inc.
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
C. Frank Watson III, 34      Secretary     Since     President   and   Chief   Operating       n/a                  n/a
                                           5/96      Officer   (since   1999)   of   The
                                                     Nottingham                  Company
                                                     (administrator    to   the   Fund);
                                                     previously,     Chief     Operating
                                                     Officer of The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Julian G. Winters, 35        Treasurer     Since     Vice           President-Compliance       n/a                  n/a
                                           4/98      Administration   (since   1998)  of
                                                     The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------


Deloitte


                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

January 21, 2005


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


                                 Investor Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                                  140 Broadway
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Small-Cap Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. Investment in the Fund is also subject to, among other things, the risks involved in investing in securities of small-cap companies. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

[BAR CHART HERE]

                    Asset Allocation as of November 30, 2004

    Industry                                                 Market Value
    --------                                                 ------------

Airlines - 2.10%                                               $142,725
Banks - 5.19%                                                   351,867
Electric - 2.92%                                                198,000
Electronics - 5.65%                                             383,217
Engineering & Construction - 2.57%                              174,150
Forest Products & Paper - 2.65%                                 179,500
Gas - 3.03%                                                     205,640
Hand / Machine Tools - 2.03%                                    137,900
Healthcare - Products - 7.54%                                   511,696
Household Products / Wares - 5.36%                              363,750
Internet - 2.60%                                                176,250
Lodging - 3.02%                                                 204,800
Oil & Gas - 9.29%                                               629,965
Oil & Gas Services - 11.56%                                     784,390
Pharmaceuticals - 5.84%                                         395,950
Real Estate Investment Trust - 2.78%                            188,876
Retail - 2.65%                                                  179,760
Savings & Loans - 4.35%                                         295,190
Semiconductors - 5.04%                                          341,675
Software - 4.30%                                                292,050
Transportation - 3.79%                                          257,360
Water - 4.25%                                                   288,277
Investment Company - 0.21%                                       14,432

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                        140 BROADWAY NEW YORK, N.Y. 10005

INVESTMENT ADVISORS                                          TEL.: (212)320-2000
                                January 27, 2005             FAX:  (212 320-2040


Dear Fellow Shareholders:

During the first three quarters of 2004 most Americans were focused on election year politics and the actions of U.S. military forces in Iraq. Continued polarization of the electorate generated some apprehension that a repeat of the Bush v. Gore stalemate was possible. Thankfully, the country was spared the tension associated with courtroom battles over hanging chads and a clear majority of votes was established without significant controversy.

At the same time, most equity and fixed income markets moved sideways as they too awaited resolution of the Presidential election and confirmation of our Middle East policies. After the election of President Bush, markets advanced dramatically during the 4th quarter of 2004 likely reflecting optimism that continuity of tax policies and foreign policies was ensured.

However, global headlines did not improve much in 2004 as terrorists continued to attack innocent people in Spain and kidnappings in Iraq ended with haunting images of barbaric executions. Although military progress by United States troops was evident in Iraq during the past year, the consensus of those reporting from Iraq is that a long term commitment will be necessary to achieve stability and avoid a civil war.

We remain optimistic that 2005 will bring better news from the Middle East as national elections are held in Iraq and the U.S. military continues to eliminate threats to the Iraqi government. At home, most companies continue to enjoy the low interest rate/low inflation climate which should again yield strong corporate profits in 2005.

Recent Market Strategy
----------------------

The Capital Management Small-Cap Fund continued to be positioned for recovery in the U.S. economy in 2004, with an emphasis on stable, well-managed companies that were dominant in their industry. We favored companies that were expected to be the beneficiaries of an economic recovery, and that could conceivably achieve a projected return on equity (ROE) of 15% or greater. For the fiscal year ended November 30, 2004, the S&P 600 Small Cap Index outperformed the Capital Management Small-Cap Fund primarily due to the S&P 600 Small Cap Index's greater weighting in financial stocks and consumer durables and lesser weighting of energy, electronic technology and industrial services.

Economic Outlook
----------------

During the 4th quarter of 2004 the U.S. economy moved forward as President Bush was reelected, the dollar declined dramatically, and oil prices moderated. These three factors provided a positive backdrop for a series of favorable economic data points regarding job growth, inflation and corporate profits. All of this good news allowed forecasters to construct economic models that called for an improvement in capital spending and a resurgence of industrial growth in the United States.

However, the U.S. economy has just begun to carry the weight of higher interest rates, stubbornly high energy costs and the prospect of increased inflation. We believe the true strength of the economy will soon be revealed as the stimulative impact of tax relief and tax rebates aimed at the consumer begin to wear off and a less accommodative Federal Reserve begins to raise interest rates to thwart inflation and bolster the dollar. We also believe that continued growth in the U.S. economy will depend on increased capital spending by companies that must hire workers to produce goods and services and the subsequent consumer spending associated with job creation.

Because interest rates have fallen steadily and remained relatively low for a considerable period of time, most companies have enjoyed the ability to reduce indebtedness and, simultaneously, increase profits. But corporate managers, as well as investors, must now reconcile the fact that interest rates must rise to keep inflation in check and the economy will cool. We believe that the easy money/weak dollar period that started in 2002 will end in 2005 and corporate profits will be harder to achieve. As a result, we believe that companies with sound balance sheets and strong management will distinguish themselves from the pretenders during the coming year and that investors should be prepared for dramatically conflicting economic signals as deflationary pressures subside and inflation begins to reemerge.

Equity Markets
--------------

The economic foundation that is necessary to sustain a bull market has been established during 2004. Interest rates in the United States remain low, corporate profits are surging, global economies are awakening and inflation currently appears to be a non-issue.

The most significant question currently facing investors is one of valuation. We believe that the uptrend in earnings estimates will easily support higher stock prices in 2005. Asset allocation decisions should continue to favor equities as cash yields and fixed income instruments become even more unattractive.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of an economic recovery. We enter this year fully invested, with a list of stocks that we expect will benefit from a recovery that will gain strength as the year progresses. We remain invested in Value and Growth stocks that should help to preserve capital, if as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will probably grow at a 3% rate during 2005, we remain focused on companies that are well positioned to be beneficiaries of continued strength in the U.S. economy.

                                                /s/ Joseph A. Zock
                                                Joseph A. Zock
                                                President
                                                Capital Management Associates

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2004

--------------------------------------------------------------------------------
                   Capital Management                 S&P 600
                     Small-Cap Fund                  Small-Cap
                     Investor Shares                   Index
--------------------------------------------------------------------------------
   1/12/1999            $ 9,700                       $10,000
   5/31/1999             11,077                         9,978
  11/30/1999             12,198                        10,436
   5/31/2000             14,083                        11,393
  11/30/2000             13,133                        11,237
   5/31/2001             14,785                        12,935
  11/30/2001             12,582                        12,595
   5/31/2002             14,072                        14,179
  11/30/2002             12,841                        11,882
   5/31/2003             13,349                        12,636
  11/30/2003             15,941                        15,656
   5/31/2004             15,754                        16,615
  11/30/2004             17,577                        19,123


This graph depicts the performance of the Capital Management Small-Cap Fund's (the "Fund") Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

---------------------------- ------------ ------------ -------------------------
                                                          Since Commencement
                              One Year     Five Year    of Operations (1/12/99)
---------------------------- ------------ ------------ -------------------------
        No Sales Load          10.26 %       7.58 %              10.62 %
---------------------------- ------------ ------------ -------------------------
  3.00% Maximum Sales Load      6.96 %       6.93 %              10.05 %
---------------------------- ------------ ------------ -------------------------

>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2004, the value of the Fund's Investor Shares would have increased to $17,577 - a cumulative total investment return of 75.77% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Fund's Investor Shares would have increased to $18,120 - a cumulative total investment return of 81.20% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>>   At November  30,  2004,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have increased to $19,123 - a cumulative total investment return of 91.23% since January 12, 1999.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.51%

      Airlines - 2.10%
           SkyWest, Inc. .........................................................                   7,500             $    142,725
                                                                                                                       ------------

      Banks - 5.19%
           Compass Bancshares, Inc. ..............................................                   3,750                  174,600
           Cullen/Frost Bankers, Inc. ............................................                   3,700                  177,267
                                                                                                                       ------------
                                                                                                                            351,867
                                                                                                                       ------------
      Electric - 2.92%
           Cleco Corporation .....................................................                  10,000                  198,000
                                                                                                                       ------------

      Electronics - 5.65%
        (a)Checkpoint Systems, Inc. ..............................................                  10,500                  193,830
        (a)Dionex Corporation ....................................................                   3,300                  189,387
                                                                                                                       ------------
                                                                                                                            383,217
                                                                                                                       ------------
      Engineering & Construction - 2.57%
           Chicago Bridge & Iron Co. .............................................                   4,500                  174,150
                                                                                                                       ------------

      Forest Products & Paper - 2.65%
           Wausau - Mosinee Paper Corporation ....................................                  10,000                  179,500
                                                                                                                       ------------

      Gas - 3.03%
           South Jersey Industries, Inc. .........................................                   4,000                  205,640
                                                                                                                       ------------

      Hand / Machine Tools - 2.03%
           Baldor Electric Company ...............................................                   5,000                  137,900
                                                                                                                       ------------

      Healthcare - Products - 7.54%
        (a)Intuitive Surgical Inc. ...............................................                   4,000                  143,720
        (a)ResMed Inc. ...........................................................                   3,700                  185,222
        (a)Respironics, Inc. .....................................................                   3,300                  182,754
                                                                                                                       ------------
                                                                                                                            511,696
                                                                                                                       ------------
      Household Products / Wares - 5.36%
           John H. Harland Company ...............................................                   5,000                  176,550
           Tupperware Corporation ................................................                  10,000                  187,200
                                                                                                                       ------------
                                                                                                                            363,750
                                                                                                                       ------------
      Internet - 2.60%
        (a)Online Resources Corp .................................................                  25,000                  176,250
                                                                                                                       ------------

      Lodging - 3.02%
           Choice Hotels International, Inc. .....................................                   4,000                  204,800
                                                                                                                       ------------




                                                                                                                       (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 9.29%
           Cabot Oil & Gas Corporation ...............................................               5,000             $    241,900
        (a)Climarex Energy Company ...................................................               5,000                  200,900
        (a)Forest Oil Corporation ....................................................               5,500                  187,165
                                                                                                                       ------------
                                                                                                                            629,965
                                                                                                                       ------------
      Oil & Gas Services - 11.56%
        (a)Hornbeck Offshore Services Inc. ...........................................              10,000                  202,000
        (a)Input / Output, Inc. ......................................................              25,000                  219,250
        (a)Oceaneering International, Inc. ...........................................               4,600                  176,640
        (a)Universal Compression Holdings, Inc. ......................................               5,000                  186,500
                                                                                                                       ------------
                                                                                                                            784,390
                                                                                                                       ------------
      Pharmaceuticals - 5.84%
           Mannatech Inc. ............................................................               8,000                  184,000
        (a)Vaxgen Inc. ...............................................................              13,500                  211,950
                                                                                                                       ------------
                                                                                                                            395,950
                                                                                                                       ------------
      Real Estate Investment Trust - 2.78%
           Pennsylvania Real Estate Investment Trust .................................               4,635                  188,876
                                                                                                                       ------------

      Retail - 2.65%
        (a)RARE Hospitality International, Inc. ......................................               6,000                  179,760
                                                                                                                       ------------

      Savings & Loans - 4.35%
           Commercial Capital Bancorp Inc. ...........................................               4,000                   95,440
        (a)Sterling Financial Corp. ..................................................               5,000                  199,750
                                                                                                                       ------------
                                                                                                                            295,190
                                                                                                                       ------------
      Semiconductors - 5.04%
        (a)Axcelis Technologies, Inc. ................................................              21,000                  153,300
           Helix Technology Corporation ..............................................              12,500                  188,375
                                                                                                                       ------------
                                                                                                                            341,675
                                                                                                                       ------------
      Software - 4.30%
        (a)Parametric Technology Corp. ...............................................              32,000                  187,200
        (a)Take-Two Interactive Software, Inc. .......................................               3,000                  104,850
                                                                                                                       ------------
                                                                                                                            292,050
                                                                                                                       ------------
      Transportation - 3.79%
           Nordic American Tanker Shipping ...........................................               4,000                  162,000
        (a)Seabulk International Inc. ................................................               8,000                   95,360
                                                                                                                       ------------
                                                                                                                            257,360
                                                                                                                       ------------


                                                                                                                        (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         November 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Water - 4.25%
           Aqua America Inc. .....................................................                   7,500             $    177,900
           Southwest Water Company ...............................................                   8,110                  110,377
                                                                                                                       ------------
                                                                                                                            288,277
                                                                                                                       ------------

           Total Common Stocks (Cost $5,352,562) .........................................................                6,682,988
                                                                                                                       ------------


PRIVATE INVESTMENT COMPANY - 0.21%

      (b)  Pamlico Enhanced Cash Trust (note 1) ..................................                  14,432                   14,432
           (Cost $14,432)                                                                                              ------------



Total Value of Investments (Cost $5,366,994 (c)) .................................                   98.72 %           $  6,697,420
Other Assets Less Liabilities ....................................................                    1.28 %                 86,610
                                                                                                  --------             ------------
      Net Assets .................................................................                  100.00 %           $  6,784,030
                                                                                                  ========             ============



      (a)  Non-income producing investment.

      (b)  Restricted security.

      (c)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



Aggregate gross Unrealized appreciation ..................................................................             $  1,338,881
Aggregate gross Unrealized depreciation ..................................................................                   (8,455)
                                                                                                                       ------------

           Net unrealized appreciation ...................................................................             $  1,330,426
                                                                                                                       ============










See accompanying notes to financial statements

                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2004



ASSETS
      Investments, at value (cost $5,366,994) ...........................................................              $  6,697,420
      Cash ..............................................................................................                       848
      Income receivable .................................................................................                     5,465
      Receivable for investments sold ...................................................................                    81,598
      Other asset .......................................................................................                     3,346
      Due from advisor (note 2) .........................................................................                    15,576
                                                                                                                       ------------

           Total assets .................................................................................                 6,804,253
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    17,388
      Other liability ...................................................................................                     2,835
                                                                                                                       ------------

           Total liabilities ............................................................................                    20,223
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $  6,784,030
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $  5,599,158
      Accumulated net realized loss on investments ......................................................                  (145,554)
      Net unrealized appreciation on investments ........................................................                 1,330,426
                                                                                                                       ------------
                                                                                                                       $  6,784,030
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($6,683,701 / 406,258 shares outstanding; unlimited
            shares of $0.01 par value beneficial interest authorized) ...................................              $      16.45
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($100,329 / 6,239 shares outstanding; unlimited
            shares of $0.01 par value beneficial interest authorized) ...................................              $      16.08
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $16.08) .............................................              $      16.58
                                                                                                                       ============













See accompanying notes to financial statements

                                               CAPITAL MANAGEMENT SMALL-CAP FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended November 30, 2004



NET INVESTMENT LOSS

      Income
           Dividends .........................................................................................         $     55,797
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .................................................................               51,553
           Fund administration fees (note 2) .................................................................                6,464
           Distribution and service fees - Investor Shares (note 3) ..........................................                  692
           Custody fees (note 2) .............................................................................                4,462
           Registration and filing administration fees (note 2) ..............................................                2,403
           Fund accounting fees (note 2) .....................................................................               36,515
           Audit and tax preparation fees ....................................................................               15,977
           Legal fees ........................................................................................               15,458
           Securities pricing fees ...........................................................................                3,271
           Shareholder recordkeeping fees (note 2) ...........................................................               24,000
           Other accounting fees (note 2) ....................................................................               17,536
           Shareholder servicing expenses ....................................................................                1,895
           Registration and filing expenses ..................................................................                1,371
           Printing expenses .................................................................................                1,643
           Compliance fees (note 2) ..........................................................................                  198
           Trustee fees and meeting expenses .................................................................                5,782
           Other operating expenses ..........................................................................                4,386
                                                                                                                       ------------

               Total expenses ................................................................................              193,606
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 2) ..........................................................              (63,891)
                    Investment advisory fees waived (note 2) .................................................              (51,553)
                    Distribution and service fees - Investor Shares waived (note 3) ..........................                 (616)
                                                                                                                       ------------

               Net expenses ..................................................................................               77,546
                                                                                                                       ------------

                    Net investment loss ......................................................................              (21,749)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .........................................................             (141,250)
      Change in unrealized appreciation on investments .......................................................              787,482
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...................................................              646,232
                                                                                                                       ------------

               Net increase in net assets resulting from operations ..........................................         $    624,483
                                                                                                                       ============



See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the Years ended November 30,


                                                                                              -------------------------------------
                                                                                                    2004                   2003
                                                                                              -------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ........................................................           $    (21,749)          $     (7,249)
         Net realized (loss) gain from investment transactions ......................               (141,250)               137,395
         Change in unrealized appreciation on investments ...........................                787,482                451,698
                                                                                                ------------           ------------
              Net increase in net assets resulting from operations ..................                624,483                581,844
                                                                                                ------------           ------------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares ......                (53,288)                     0
         Net realized gain from investment transactions - Investor Shares ...........                 (1,096)                     0
                                                                                                ------------           ------------
              Decrease in net assets resulting from distributions ...................                (54,384)                     0
                                                                                                ------------           ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .......              3,408,352                924,467
                                                                                                ------------           ------------

                     Total increase in net assets ...................................              3,978,451              1,506,311

NET ASSETS
     Beginning of year ..............................................................              2,805,579              1,299,268
                                                                                                ------------           ------------

     End of year ....................................................................           $  6,784,030           $  2,805,579
                                                                                                ============           ============



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                            2004                                 2003
                                                                 Shares              Value             Shares             Value
                                                             -----------------------------------------------------------------------
-------------------------------------------------------
                 INSTITUTIONAL SHARES
-------------------------------------------------------
Shares sold ............................................           238,739        $ 3,595,930             78,618        $   922,477
Shares issued for reinvestment of distributions ........             2,844             42,755                  0                  0
Shares redeemed ........................................           (15,265)          (231,429)              (227)            (3,124)
                                                               -----------        -----------        -----------        -----------
Net increase ...........................................           226,318        $ 3,407,256             78,391        $   919,353
                                                               ===========        ===========        ===========        ===========
-------------------------------------------------------
                   INVESTOR SHARES
-------------------------------------------------------
Shares sold ............................................                 0        $         0                379        $     5,114
Shares issued for reinvestment of distributions ........                75              1,096                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase.......................................                75        $     1,096                379        $     5,114
                                                               ===========        ===========        ===========        ===========
-------------------------------------------------------
                    FUND SUMMARY
-------------------------------------------------------
Shares sold ............................................           238,739        $ 3,595,930             78,997        $   927,591
Shares issued for reinvestment of distributions ........             2,919             43,851                  0                  0
Shares redeemed ........................................           (15,265)          (231,429)              (227)            (3,124)
                                                               -----------        -----------        -----------        -----------
     Net increase.......................................           226,393        $ 3,408,352             78,770        $    924,467
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     15.09   $     12.12   $     11.88   $     13.06   $     13.91

      Income (loss) from investment operations
           Net investment (loss) income ...............           (0.05)        (0.04)        (0.02)         0.02          0.03
           Net realized and unrealized gain (loss) on
               investments.............................            1.59          3.01          0.26         (0.40)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            1.54          2.97          0.24         (0.38)         1.09
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ......................            0.00          0.00          0.00         (0.03)         0.00
           Net realized gain from investment transactions         (0.18)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ....................           (0.18)         0.00          0.00         (0.80)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     16.45   $     15.09   $     12.12   $     11.88   $     13.06
                                                            ===========   ===========   ===========   ===========   ===========

Total return ..........................................           10.31 %       24.50 %        2.02 %       (3.61)%        8.51 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year ..........................    $ 6,683,701   $ 2,714,594   $ 1,230,524   $   308,206   $   488,093
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           3.74 %       8.06 %        21.46 %       30.23 %       24.48 %
           After expense reimbursements and waived fees            1.50 %       1.50 %         1.50 %        1.50 %        1.50 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (2.66)%      (6.93)%       (20.25)%      (28.55)%      (22.72)%
           After expense reimbursements and waived fees           (0.42)%      (0.37)%        (0.29)%        0.18 %        0.27 %

      Portfolio turnover rate...........................          58.67 %      61.51 %        29.61 %       61.84 %      131.47 %

                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                           INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the Years ended November 30,

                                                                2004          2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....................     $     14.76   $     11.88   $     11.65   $     12.86   $     13.82

      Income (loss) from investment operations
           Net investment loss ........................           (0.07)        (0.04)        (0.01)        (0.05)        (0.08)
           Net realized and unrealized gain (loss) on
                investments............................            1.57          2.92          0.24         (0.39)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .......            1.50          2.88          0.23         (0.44)         0.98
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions         (0.18)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of year ..........................     $     16.08   $     14.76   $     11.88   $     11.65   $     12.86
                                                            ===========   ===========   ===========   ===========   ===========

Total return (a) ......................................           10.26 %       24.14 %        2.06 %       (4.20)%        7.67 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of year .........................     $   100,329   $    90,985   $    68,744   $    67,418   $    67,719
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           4.34 %        8.25 %       25.73 %       30.46 %       24.24 %
           After expense reimbursements and waived fees            1.58 %        1.52 %        1.53 %        2.12 %        2.25 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (3.25)%       (7.09)%      (24.31)%      (28.81)%      (22.55)%
           After expense reimbursements and waived fees           (0.49)%       (0.37)%       (0.10)%       (0.47)%       (0.56)%

      Portfolio turnover rate..........................           58.67 %       61.51 %       29.61 %       61.84 %      131.47 %

(a) Total return does not reflect payment of a sales charge.

                                                                                      See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code (the "Code") since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



          Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

          The Fund has capital loss carryforwards for federal income tax purposes of $128,239 which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $21,749 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Restricted Security Transactions - Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million. The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue.


                                                                    (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Advisor has voluntarily waived its fee amounting to $51,553 ($0.15 per share) and reimbursed $63,891 of the operating expenses incurred by the Fund for the year ended November 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $10 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2004, the Distributor retained no sales charges.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.






                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004



     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $616.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.











                                                                    (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004


                                                                        Beginning                Ending
                                                        Total         Account Value           Account Value       Expenses Paid
                                                       Return        December 1, 2003       November 30, 2004     During Period^2
                                                       ------        ----------------       -----------------     ---------------
Actual return for Institutional Shares                 10.31%           $ 1,000.00              $ 1,103.10           $ 15.77
Actual return for Investor Shares                      10.26%           $ 1,000.00              $ 1,102.60           $ 16.61
Hypothetical return for Institutional Shares^1          5.00%           $ 1,000.00              $ 1,035.00           $ 15.26
Hypothetical return for Investor Shares^1               5.00%           $ 1,000.00              $ 1,.34.20           $ 16.07



        ^1  The hypothetical return of 5.00% is the annual return before expenses.
        ^2 Expenses are equal to the Fund's annualized  expense ratio (1.50% and 1.58% for the Institutional Shares and Investor Shares, respectively) multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $6,147,535 and $2,658,832, respectively, for the year ended November 30, 2004.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

     For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $0.18 per share distribution for the year ended November 30, 2004, $0.16 per share represents short-term capital gains and $0.02 per share represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $4,650 during the fiscal year ended November 30, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustees and officers did not receive compensation from the Fund for their services to the Fund and Trust.

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Independent Trustees
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Lucius E. Burch, III, 63     Trustee       Since     Chairman   and   Chief    Executive        2                   None
                                           12/94     Officer   (since   1982)  of  Burch
                                                     Investment  Group,  formerly Massey
                                                     Burch   Investment    Group,   Inc.
                                                     (venture capital firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
George S. Reichenbach, 75    Trustee       Since     Consultant  (since  1989) of Advent        2                   None
                                           11/98     International  Corporation (venture
                                                     capital  firm);   Director   (since
                                                     1999)  of   QuestAir   (fuel   cell
                                                     equipment company)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Anthony J. Walton, 62        Trustee       Since     Member  (since  2000) of  McFarland        2                   None
                                           12/94     Dewey &  Company,  LLC  (investment
                                                     banker);      previously,     Chief
                                                     Executive  Officer  (1995-1999)  of
                                                     Armstrong   Holdings    Corporation
                                                     (private  investment  and corporate
                                                     finance advisory firm)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                        Interested Trustees*
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
David V. Shields, 65**       Trustee       Since     Director  (since  1983) of  Capital        2
Shields & Company                          12/94     Management     Associates,     Inc.                            None
140 Broadway Street                                  (investment  advisor  to the Fund);
44th Floor                                           President  and  Managing   Director
New York, NY  10005                                  (since  1982) of  Shields & Company
                                                     (broker/dealer  and  distributor to
                                                     the Fund)
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph V. Shields, Jr., 66** Chairman      Since     Chairman   and   Chief    Executive        2       Chairman    of    Board   of
Shields & Company            and Trustee   12/94     Officer  (since  1982)  of  Capital                Trustees  -  BBH  Trust  for
140 Broadway Street                                  Management    Associates,     Inc.;                the 12  series  of the trust
44th Floor                                           Chairman  and   Managing   Director                (registered       investment
New York, NY  10005                                  (since 1982) of Shields & Company                  companies);  Director (since
                                                                                                        1989)       of       Flowers
                                                                                                        Industries,    Inc.    (food
                                                                                                        company);  Vice  Chairman of
                                                                                                        Board  of  Trustees   (since
                                                                                                        1995)  of  New  York  Racing
                                                                                                        Association, Inc.
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V. Shields, Jr. are Interested  Trustees  because  they are  officers and principal owners of Capital  Management  Associates,  Inc.,  the  Fund's investment advisor, and  Shields & Company,  the Fund's distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                                November 30, 2004
                                   (Unaudited)

---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
        Name, Age,            held with    of Time         Principal Occupation(s)         Overseen by      Other Directorships
        and Address           Fund/Trust    Served           During Past 5 Years             Trustee          Held by Trustee
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
                                                           Other Officers
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Joseph A. Zock, 51           President     Since     President  (since  1982) of Capital       n/a                  n/a
Capital Management           (Principal    11/00     Management  Associates,  Inc.; Vice
Associates, Inc.             Executive               President of Shields & Company
140 Broadway Street          Officer)
44th Floor
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Sarah M. Hunt, 37            Vice          Since     Senior Vice President  (since 2004)       n/a                  n/a
Capital Management           President     11/00     of Capital  Management  Associates,
Associates, Inc.             (Principal              Inc.;   previously  Vice  President
140 Broadway Street          Financial               (1997-2004)  of Capital  Management
44th Floor                   Officer)                Associates, Inc.
New York, NY  10005
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
C. Frank Watson III, 34      Secretary     Since     President   and   Chief   Operating       n/a                  n/a
                                           5/96      Officer   (since   1999)   of   The
                                                     Nottingham                  Company
                                                     (administrator    to   the   Fund);
                                                     previously,     Chief     Operating
                                                     Officer of The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------
Julian G. Winters, 35        Treasurer     Since     Vice           President-Compliance       n/a                  n/a
                                           4/98      Administration   (since   1998)  of
                                                     The Nottingham Company
---------------------------- ------------- --------- ------------------------------------ ------------- ----------------------------


Deloitte


                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods
presented.   These  financial   statements  and  financial  highlights  are  the
responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Small-Cap Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended November 30, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

January 21, 2005


                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or
     persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer(s)is filed pursuant to Item 12.(a)(1) below.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for each of the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte

     & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         ------------------------------------ ------------- -------------
                     Fund                         2003           2004
         ------------------------------------ ------------- -------------
         Capital Management Mid-Cap Fund         $9,725        $11,000
         ------------------------------------ ------------- -------------
         Capital Management Small-Cap Fund       $9,725        $11,000
         ------------------------------------ ------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended November 30, 2003 and November 30, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

         ------------------------------------ ------------- -------------
                     Fund                         2003           2004
         ------------------------------------ ------------- -------------
         Capital Management Mid-Cap Fund         $4,650         $4,650
         ------------------------------------ ------------- -------------
         Capital Management Small-Cap Fund       $4,875         $4,875
         ------------------------------------ ------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during each of the last two fiscal years.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

   (2) There were no services as described in each of paragraph (b)through (d)of this Item that were approved by the audit committee pursuant to paragraph
      (c)(7)(i)(C) of  Rule 2-01 of  Regulation S-X.

(f)  Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)  Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not  applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Code of Ethics  required  by Item 2 of Form  N-CSR is filed  herewith  as
     Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)  Certifications  required by Item 12.(b) of Form N-CSR are filed herewith as
     Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)       /s/ Joseph A. Zock
                                 -----------------------------------------
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: January 28, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 -----------------------------------------
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  January 28, 2005




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 -----------------------------------------
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  January 28, 2005